Allowance for Credit Losses - Allowance and Carrying Value by Portfolio Segment (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impaired loans and troubled debt restructurings
Allowance for loan and lease losses	$ 1,101	$ 1,225
Carrying value	$ 24,205	$ 28,967
Allowance as a percentage of carrying value	4.55%	4.23%
Loans collectively evaluated for impairment
Allowance for loan and lease losses	$ 10,329	$ 11,542
Carrying value	$ 849,155	$ 817,687
Allowance as a percentage of carrying value	1.22%	1.41%
Purchased credit-impaired loans
Valuation allowance	$ 12,880	$ 14,947	$ 17,912
Valuation allowance as a percentage of carrying value	4.82%	7.95%
Total
Allowance for loan and lease losses	$ 12,234	$ 14,419	17,428	$ 24,179
Carrying value	$ 890,045	$ 867,423
Allowance as a percentage of carrying value	1.37%	1.66%
Loans and leases, measured at fair value	$ 6,938	$ 8,681
Small Business Commercial Loan | United States
Total
Allowance for loan and lease losses	35	35
Purchased Credit-impaired
Purchased credit-impaired loans
Valuation allowance	804	1,652	2,500
Carrying value gross of valuation allowance	16,685	20,769
Consumer real estate
Impaired loans and troubled debt restructurings
Allowance for loan and lease losses	634	727
Carrying value	$ 21,058	$ 25,628
Allowance as a percentage of carrying value	3.01%	2.84%
Loans collectively evaluated for impairment
Allowance for loan and lease losses	$ 2,476	$ 3,556
Carrying value	$ 226,116	$ 255,525
Allowance as a percentage of carrying value	1.10%	1.39%
Purchased credit-impaired loans
Valuation allowance	$ 3,914	$ 5,935	8,518
Valuation allowance as a percentage of carrying value	4.82%	7.95%
Total
Allowance for loan and lease losses	$ 3,914	$ 5,935	8,518	14,933
Carrying value	$ 263,859	$ 301,922
Allowance as a percentage of carrying value	1.48%	1.97%
Loans and leases, measured at fair value	$ 1,900	$ 2,077
Consumer real estate | Purchased Credit-impaired
Purchased credit-impaired loans
Valuation allowance	804	1,652
Carrying value gross of valuation allowance	16,685	20,769
Credit card and other consumer
Impaired loans and troubled debt restructurings
Allowance for loan and lease losses	250	339
Carrying value	$ 779	$ 1,141
Allowance as a percentage of carrying value	32.09%	29.71%
Loans collectively evaluated for impairment
Allowance for loan and lease losses	$ 3,221	$ 3,708
Carrying value	$ 189,660	$ 183,430
Allowance as a percentage of carrying value	1.70%	2.02%
Purchased credit-impaired loans
Valuation allowance	$ 3,471	$ 4,047	4,905
Total
Allowance for loan and lease losses	3,471	4,047	4,905	6,140
Carrying value	$ 190,439	$ 184,571
Allowance as a percentage of carrying value	1.82%	2.19%
Commercial
Impaired loans and troubled debt restructurings
Allowance for loan and lease losses	$ 217	$ 159
Carrying value	$ 2,368	$ 2,198
Allowance as a percentage of carrying value	9.16%	7.23%
Loans collectively evaluated for impairment
Allowance for loan and lease losses	$ 4,632	$ 4,278
Carrying value	$ 433,379	$ 378,732
Allowance as a percentage of carrying value	1.07%	1.13%
Purchased credit-impaired loans
Valuation allowance	$ 5,495	$ 4,965	4,489
Total
Allowance for loan and lease losses	4,849	4,437	$ 4,005	$ 3,106
Carrying value	$ 435,747	$ 380,930
Allowance as a percentage of carrying value	1.11%	1.16%
Loans and leases, measured at fair value	$ 5,067	$ 6,604
Commercial | United States
Total
Loans and leases, measured at fair value	$ 2,300	$ 1,900